Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Composition of Income Tax Expense

The composition of income tax expense for the years ended December 31, 2016, 2017 and 2018 is as follows:

	2016		2017		2018
In Mexico:
Current year income tax	Ps.	14,316,005	Ps.	16,568,274	Ps.	28,572,414
Deferred income tax		(12,086,232)		2,582,287		(2,688,727)
Foreign:
Current year income tax		15,367,903		13,524,729		19,898,728
Deferred income tax		(6,198,820)		(7,733,779)		694,664

	Ps.	11,398,856	Ps.	24,941,511	Ps.	46,477,079

Summary of Deferred Tax Related to Items Recognized in OCI

Deferred tax related to items recognized in OCI during the year:

	For the years ended December 31,
	2016		2017		2018
Remeasurement of defined benefit plans	Ps.	(7,734,732)	Ps.	3,032,403	Ps.	408,735
Effect of financial instruments acquired for hedging purposes		(21,046)		(5,337)
Equity investments at fair value		2,858,452		(266,753)		1,613,667
Other		136,879		—		(8,922)

Deferred tax benefit (expense) recognized in OCI	Ps.	(4,760,447)	Ps.	2,760,313	Ps.	2,013,480

Summary of Reconciliation of Statutory Income Tax Rate in Mexico to Consolidated Effective Income Tax Rate Recognized

A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2016		2017		2018
Statutory income tax rate in Mexico	30.0%		30.0%		30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	15.9%		17.8%		7.3%
Derivatives	8.0%		1.0%		0.4%
Employee benefits	4.4%		2.2%		1.3%
Other	9.8%		2.6%		6.3%

Effective tax rate on Mexican operations	68.1%		53.6%		45.3%
Use of unrecognized tax credits in Brazil	(0.6%	)	(0.4%	)	—
Equity interest in net loss of associated companies	(0.2%	)	—		—
Dividends received from associates	(7.9%	)	(1.2%	)	(0.8%	)
Foreign subsidiaries and other non-deductible items, net	(10.8%	)	(8.3%	)	1.5%

Effective tax rate	48.6%		43.7%		46.0%

Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability

An analysis of temporary differences giving rise to the net deferred tax liability is as follows:

	Consolidated statements of financial position		Consolidated statements of comprehensive income
	2017	2018	2016	2017	2018
Provisions	Ps.26,268,666	Ps.20,781,421	Ps.1,622,132	Ps.1,579,604	Ps.1,841,705
Deferred revenues	7,461,802	6,866,120	(12,128)	(965,010)	3,632,051
Tax losses carry forward	38,332,408	27,881,491	12,706,245	(323,506)	(5,833,660)
Property, plant and equipment (1)	(9,929,129)	(11,756,590)	2,445,783	1,974,753	453,493
Inventories	2,003,049	2,106,976	(229,571)	519,046	81,270
Licenses and rights of use (1)	(2,455,877)	(3,896,788)	54,182	348,201	961,402
Employee benefits	33,253,071	33,673,874	3,616,952	1,225,310	1,128,209
Other	9,639,995	10,956,823	(1,918,543)	793,094	(270,407)

Net deferred tax assets	Ps.104,573,985	Ps.86,613,327

Deferred tax expense in net profit for the year			Ps.18,285,052	Ps.5,151,492	Ps.1,994,063

(1)	As of December 31, 2018, the balance included the effects of hyperinflation.

Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net

Reconciliation of deferred tax assets and liabilities, net:

	2016		2017		2018
Opening balance as of January 1,	Ps.	69,817,147	Ps.	98,589,818	Ps.	104,573,985
Deferred tax benefit		18,285,052		5,151,492		1,994,063
Translation effect		15,273,228		(1,687,276)		(8,854,010)
Deferred tax benefit (expense) recognized in OCI		(4,760,447)		2,760,313		2,013,480
Deferred taxes acquired in business combinations		(25,162)		(240,362)		(25,827)
Hyperinflationary effect in Argentina		—		—		(4,907,151)
Effect of adoption of IFRS 9 (Note 2ai)		—		—		544,628
Effect of adoption of IFRS 15 (Note 2ai)		—		—		(8,725,841)

Closing balance as of December 31,	Ps.	98,589,818	Ps.	104,573,985	Ps.	86,613,327

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	112,651,699	Ps.	116,571,349	Ps.	111,186,768
Deferred income tax liabilities		(14,061,881)		(11,997,364)		(24,573,441)

	Ps.	98,589,818	Ps.	104,573,985	Ps.	86,613,327

Summary of Combined Income before Taxes and Combined Provision for Taxes

The combined income before taxes and the combined provision for taxes of such subsidiaries in 2016, 2017 and 2018 are as follows:

	2016		2017		2018
Combined income before taxes	Ps.	45,697,258	Ps.	38,286,046	Ps.	66,314,883
Combined tax provision differences not deducible-not cumulative in the foreign subsidiaries	Ps.	9,169,083	Ps.	5,790,950	Ps.	20,593,392

Available Tax Loss Carryforwards Recorded in Deferred Tax Assets

At December 31, 2018, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Balance of available tax loss carryforwards at December 31, 2018	Tax loss carryforward benefit
Brazil	Ps. 59,695,441	Ps. 20,296,450
Austria	20,128,833	5,032,208
Mexico	6,043,603	1,813,081
Colombia	2,239,486	739,030
Nicaragua	2,403	722

Total	Ps. 88,109,766	Ps. 27,881,491